Loans From Related Parties	12 Months Ended
Dec. 31, 2012
Loans From Related Parties [Abstract]
LOANS FROM RELATED PARTIES
NOTE 6:- LOANS FROM RELATED PARTIES

a.	Composed as follows:

	December 31,
	2012	2011
Long- term liability (see c-j below)	1,435	557
Current maturities of long- term liability	234	133
	1,669	690

b.	Aggregate maturities of long-term loans for years subsequent to December 31, 2012 are as follows:

Year	Amount
2013	234
2014	363
2015	578
2016	363
2017 and thereafter	131
1,669

c.	1.	On July 20, 2009, HOMI Israel Ltd (“HOMI Israel”) signed a Refinancing Agreement with a related company (owned 45.45% by a related party) (the “Related Company”). Pursuant to this agreement, HOMI Israel sold 470 HOMI® 336 used minibars installed at the Dan Panorama Hotel in Tel Aviv (The “Hotel”) to the Related Company at a price of $ 450 (in dollars) per minibar for a total of $ 211.5. It was agreed that the minibars will remain at the Hotel and HOMI Israel shall continue to operate and maintain these minibars in accordance with its existing outsource operation agreement with the Hotel. The title to the minibars now rests with the Related Company.

	2.	On February 7, 2012, HOMI Industries, entered into a loan agreement with the Related Company. Pursuant to this agreement, the Related Company agreed to loan to HOMI Industries the sum of $90. HOMI Industries agreed to encumber computerized minibar systems, including 288 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s Affiliate agreed to install at the Carlton Tel-Aviv Hotel.

d.	1.
On January 28, 2010, HOMI’s President loaned HOMI $ 100, at an agreed interest rate of 8% per annum. During the years 2011 and 2012, HOMI paid interest on this loan, but no principal. According to the terms of the agreement, HOMI was to commence payment of principal at the end of the first quarter of 2012.

In December 2011, the lenders agreed to HOMI’s request to recycle this loan agreement into a new loan agreement.  This new loan is for a period of four years, including two years’ grace on the principal, and with the lender being entitled during such grace period to convert the loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.

In respect of the change in the terms of the loan, a lender benefit was created at $ 75 and expressed in Company's capital reserve.

	2.
On July 12, 2012, HOMI entered into an additional loan agreement with HOMI's President, pursuant to which HOMI’s President loaned HOMI the sum of $50 bearing 8% annual interest.  The loan is for a period of four years, including two years’ grace on the principal. Pursuant to the loan agreement, HOMI stated its intention to perform a rights offering. In the event of such rights offering, HOMI will have the right to repay all or part of the loan by issuing shares of HOMI’s common stock to its president at the same price per share as in the rights offering.

e.	On February 18, 2010, HOMI Industries entered into a loan agreement with a related party pursuant to which HOMI Industries received a loan of $ 140 for the installation of 280 HOMI® minibars at the Wyndham Hotel in New York, USA.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 280 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

f.	On June 14, 2010, HOMI Industries entered into a second loan agreement with the above mentioned related party, pursuant to which HOMI Industries received a loan of NIS 671,550 (approximately $ 173 when received) for the installation of 363 HOMI® minibars at the Royal Beach Hotel in Eilat, Israel.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 363 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

g.	On October 26 2011, HOMI Industries entered into an additional loan agreement with the above mentioned related party, pursuant to which HOMI Industries received a loan of $ 108 for the installation of 270 HOMI® minibars at the Herods Hotel in Jerusalem, Israel.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 270 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

h.	On January 28, 2010, HOMI entered into a loan agreement with a related company as follows:

The related party loaned HOMI NIS 1,125,000 (approximately $ 300 when received), index linked to Israel’s Consumer Price Index and bearing interest at a rate of 6% per annum.

On December 15, 2011, the lender agreed to HOMI’s request to recycle this loan agreement into a new loan agreement.  This new loan was for a period of four years, including two years’ grace on the principal, and with the lender being entitled during such grace period to convert each loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.

In respect of the change in the terms of the loan, a lender benefit was created at $ 225 and expressed in Company's capital reserve, and offset against benefit reduction expenses over the loans return period. During the year ended December 31, 2012, benefit reduction expenses in regard to this loan and to the loan detailed in 6d(1) above amounted to $ 61.

Pursuant to an additional loan agreement with the above mentioned related company dated January 8, 2012, the related company loaned HOMI NIS 850,000 (approximately $ 220 when received), index linked to Israel’s Consumer Price Index and bearing interest at a rate of 6% per annum.

On September 1, 2012, the related company agreed to HOMI’s request to recycle the loan agreements for NIS 1,125,000 and NIS 850,000, respectively, as follows:

	(1)	An amount of approximately NIS 1,660,000 ($ 412) out of the above mentioned loans ,was recycled into 3 loan agreements with HOMI Industries Ltd, pursuant to which the related party shall receive a portion of the revenue from minibar systems operated by HOMI subsidiaries in three hotels as detailed below.

	(2)	An amount of approximately NIS 315,000 ($ 78) of principal remains outstanding and payable under the December 15, 2011 loan, in accordance with its terms.

Of the NIS 850,000, January 8, 2012 loan, NIS 809,000 ($201) was recycled into a loan agreement with HOMI Industries Ltd, pursuant to which the lender shall receive a portion of the revenue from a minibar system operated by a HOMI subsidiary in the Hilton Olympia Hotel in London (the “Hilton Agreement”).

NIS 41,000 ($10) was recycled into a loan agreement between the lender and HOMI Industries Ltd, pursuant to which the lender shall receive a portion of the revenues generated by a minibar system operated by a HOMI subsidiary in the Leonardo Rehovot Hotel (the “Leonardo Agreement”).

Of the NIS 1,125,000 December 12, 2011 loan, NIS 178,836 ($44) was recycled under the Leonardo Agreement.

NIS 631,643 ($156.8) was recycled into a loan agreement between lender and HOMI Industries Ltd, pursuant to which lender shall receive a portion of the revenues generated by a minibar system operated by a HOMI subsidiary in the Sheraton Salobre Grand Canary Islands Hotel (the “Sheraton Agreement”).

In respect of the above mentioned loans recycling an amount of $ 182 was charged to capital.

Repayments of these loans and the loans mentioned in items e-g above, are computed on the basis of the specified minibar system’s revenues net of operational payments, allocated amongst the parties, in accordance with the terms detailed in the loan agreements.

i.	In December 2011, HOMI received three additional loans from shareholders and directors, amounting to $ 80 in total. Each loan is for a period of four years, with quarterly repayments, including two years’ grace on the principal, and with each lender being entitled during such grace period to convert each loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of these loans. These loans are all in US Dollars and bear 8% annual interest.

j.	On July 12, October 15, January 1, 2013, HOMI entered into three new loan agreements with the majority shareholder in HOMI. Pursuant to these loan agreements, the shareholder agreed to loan HOMI the sums of $ 250, $ 200 and $ 70, respectively, bearing 8% annual interest. The loans are for a period of four years, including two years’ grace on the principal. Pursuant to the loans agreements, HOMI stated its intention to perform a rights offering. In the event of such rights offering, HOMI will have the right to repay all or part of the loans by issuing shares of HOMI’s common stock to the shareholder at the same price per share as in the rights offering.

The loan funds pursuant to the loan agreement that was signed on January 1, 2013, were made available to HOMI on December 24, 2012.